Shareholder Report, Holdings (Details)	Jun. 30, 2026
Potomac Defensive Bull Fund | Institutional Class Shares | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.27%
Potomac Defensive Bull Fund | Institutional Class Shares | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	18.73%
Potomac Defensive Bull Fund | Institutional Class Shares | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	72.07%
Potomac Defensive Bull Fund | Institutional Class Shares | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Net Asset Value	11.39%
Potomac Defensive Bull Fund | Institutional Class Shares | BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Potomac Defensive Bull Fund | Class R Shares | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.27%
Potomac Defensive Bull Fund | Class R Shares | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	18.73%
Potomac Defensive Bull Fund | Class R Shares | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	72.07%
Potomac Defensive Bull Fund | Class R Shares | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Net Asset Value	11.39%
Potomac Defensive Bull Fund | Class R Shares | BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Potomac Managed Volatility Fund | Institutional Class Shares | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.55%
Potomac Managed Volatility Fund | Institutional Class Shares | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	3.45%
Potomac Managed Volatility Fund | Institutional Class Shares | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Net Asset Value	2.93%
Potomac Managed Volatility Fund | Institutional Class Shares | BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Potomac Managed Volatility Fund | Institutional Class Shares | BondBloxx BB Rated USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	22.69%
Potomac Managed Volatility Fund | Institutional Class Shares | Vanguard Emerging Markets Government Index Fund ETF
Holdings [Line Items]
Percent of Net Asset Value	12.38%
Potomac Managed Volatility Fund | Institutional Class Shares | Invesco DB US Dollar Index Bullish Fund
Holdings [Line Items]
Percent of Net Asset Value	12.36%
Potomac Managed Volatility Fund | Institutional Class Shares | iShares Fallen Angels USD Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.34%
Potomac Managed Volatility Fund | Institutional Class Shares | BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.28%
Potomac Managed Volatility Fund | Class R Shares | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.55%
Potomac Managed Volatility Fund | Class R Shares | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	3.45%
Potomac Managed Volatility Fund | Class R Shares | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Net Asset Value	2.93%
Potomac Managed Volatility Fund | Class R Shares | BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Potomac Managed Volatility Fund | Class R Shares | BondBloxx BB Rated USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	22.69%
Potomac Managed Volatility Fund | Class R Shares | Vanguard Emerging Markets Government Index Fund ETF
Holdings [Line Items]
Percent of Net Asset Value	12.38%
Potomac Managed Volatility Fund | Class R Shares | Invesco DB US Dollar Index Bullish Fund
Holdings [Line Items]
Percent of Net Asset Value	12.36%
Potomac Managed Volatility Fund | Class R Shares | iShares Fallen Angels USD Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.34%
Potomac Managed Volatility Fund | Class R Shares | BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.28%
Potomac Tactical Opportunities Fund | Institutional Class Shares | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.02%
Potomac Tactical Opportunities Fund | Institutional Class Shares | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Potomac Tactical Opportunities Fund | Institutional Class Shares | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Net Asset Value	4.58%
Potomac Tactical Opportunities Fund | Institutional Class Shares | BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	9.92%
Potomac Tactical Opportunities Fund | Institutional Class Shares | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.48%
Potomac Tactical Opportunities Fund | Institutional Class Shares | VanEck Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	10.43%
Potomac Tactical Opportunities Fund | Institutional Class Shares | iShares Russell 2000 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	9.87%
Potomac Tactical Opportunities Fund | Institutional Class Shares | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	9.75%
Potomac Tactical Opportunities Fund | Institutional Class Shares | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
Holdings [Line Items]
Percent of Net Asset Value	9.72%
Potomac Tactical Opportunities Fund | Institutional Class Shares | State Street® SPDR® S&P® Metals & Mining ETF
Holdings [Line Items]
Percent of Net Asset Value	9.63%
Potomac Tactical Opportunities Fund | Institutional Class Shares | Global X Silver Miners ETF
Holdings [Line Items]
Percent of Net Asset Value	9.62%
Potomac Tactical Opportunities Fund | Institutional Class Shares | State Street® Energy Select Sector SPDR® ETF
Holdings [Line Items]
Percent of Net Asset Value	9.59%
Potomac Tactical Opportunities Fund | Class R Shares | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.02%
Potomac Tactical Opportunities Fund | Class R Shares | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Potomac Tactical Opportunities Fund | Class R Shares | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Net Asset Value	4.58%
Potomac Tactical Opportunities Fund | Class R Shares | BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	9.92%
Potomac Tactical Opportunities Fund | Class R Shares | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.48%
Potomac Tactical Opportunities Fund | Class R Shares | VanEck Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	10.43%
Potomac Tactical Opportunities Fund | Class R Shares | iShares Russell 2000 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	9.87%
Potomac Tactical Opportunities Fund | Class R Shares | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	9.75%
Potomac Tactical Opportunities Fund | Class R Shares | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
Holdings [Line Items]
Percent of Net Asset Value	9.72%
Potomac Tactical Opportunities Fund | Class R Shares | State Street® SPDR® S&P® Metals & Mining ETF
Holdings [Line Items]
Percent of Net Asset Value	9.63%
Potomac Tactical Opportunities Fund | Class R Shares | Global X Silver Miners ETF
Holdings [Line Items]
Percent of Net Asset Value	9.62%
Potomac Tactical Opportunities Fund | Class R Shares | State Street® Energy Select Sector SPDR® ETF
Holdings [Line Items]
Percent of Net Asset Value	9.59%
Potomac Tactical Rotation Fund | Institutional Class Shares | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.23%
Potomac Tactical Rotation Fund | Institutional Class Shares | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	20.77%
Potomac Tactical Rotation Fund | Institutional Class Shares | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Net Asset Value	16.02%
Potomac Tactical Rotation Fund | Institutional Class Shares | BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Potomac Tactical Rotation Fund | Institutional Class Shares | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	19.23%
Potomac Tactical Rotation Fund | Institutional Class Shares | Astoria US Equal Weight Quality Kings ETF
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Potomac Tactical Rotation Fund | Institutional Class Shares | Vanguard Total Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Potomac Tactical Rotation Fund | Institutional Class Shares | WisdomTree U.S. Quality Dividend Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Potomac Tactical Rotation Fund | Institutional Class Shares | State Street® SPDR® Bloomberg Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	9.87%
Potomac Tactical Rotation Fund | Institutional Class Shares | WisdomTree Japan Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	9.87%
Potomac Tactical Rotation Fund | Class R Shares | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.23%
Potomac Tactical Rotation Fund | Class R Shares | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	20.77%
Potomac Tactical Rotation Fund | Class R Shares | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Net Asset Value	16.02%
Potomac Tactical Rotation Fund | Class R Shares | BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Potomac Tactical Rotation Fund | Class R Shares | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	19.23%
Potomac Tactical Rotation Fund | Class R Shares | Astoria US Equal Weight Quality Kings ETF
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Potomac Tactical Rotation Fund | Class R Shares | Vanguard Total Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Potomac Tactical Rotation Fund | Class R Shares | WisdomTree U.S. Quality Dividend Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Potomac Tactical Rotation Fund | Class R Shares | State Street® SPDR® Bloomberg Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	9.87%
Potomac Tactical Rotation Fund | Class R Shares | WisdomTree Japan Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	9.87%
Potomac Tactically Passive Fund | Institutional Class Shares | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.84%
Potomac Tactically Passive Fund | Institutional Class Shares | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	1.16%
Potomac Tactically Passive Fund | Institutional Class Shares | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Net Asset Value	0.47%
Potomac Tactically Passive Fund | Institutional Class Shares | State Street® SPDR® Portfolio S&P 500® ETF
Holdings [Line Items]
Percent of Net Asset Value	98.84%
Potomac Tactically Passive Fund | Class R Shares | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.84%
Potomac Tactically Passive Fund | Class R Shares | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	1.16%
Potomac Tactically Passive Fund | Class R Shares | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Net Asset Value	0.47%
Potomac Tactically Passive Fund | Class R Shares | State Street® SPDR® Portfolio S&P 500® ETF
Holdings [Line Items]
Percent of Net Asset Value	98.84%